FPA International Value Fund
FPA International Value Fund

FPA FUNDS TRUST'S FPA INTERNATIONAL VALUE FUND
SUPPLEMENT DATED SEPTEMBER 20, 2013, TO PROSPECTUS DATED APRIL 30, 2013

On September 20, 2013, shareholders of FPA Funds Trust's FPA International Value Fund (the "Fund") approved a proposal to change the Fund from a diversified fund to a non-diversified fund.

The Fund's Prospectus is revised as described below:

The following is added to the section in the summary portion of the Fund's Prospectus entitled "Principal Investment Risks" and to the section of the Fund's Prospectus entitled "Principal Risks" under the section "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS":

Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.